December 2, 1998


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

                  Re:      Brandywine Blue Fund, Inc.
                           File Nos. 33-37959 and 811-06221
                           Rule 497(j) Certification

Ladies & Gentlemen:

         The undersigned officer of Brandywine Blue Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

         1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 9 to Form N-1A Registration Statement filed by the Fund on November 30, 1998, which is the most recent amendment to such registration statement; and

         2. that the text of Post-Effective Amendment No. 9 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on November 30, 1998.

                                     Very truly yours,

                                     BRANDYWINE BLUE FUND, INC.



                                     By:      /s/  Lynda J. Campbell
                                              Lynda J. Campbell
                                              Vice President & Secretary